Earnings per share:	3 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
4. Earnings per share:

Weighted average number of common shares outstanding:

	Three months
	ended March 31,
	2018	2017
Issued common shares at beginning of period	56,378,306	49,115,518
Effect of shares issued	677,436	587,226
Weighted average number of common shares outstanding - basic	57,055,742	49,702,744
Weighted average number of shares outstanding – diluted	57,055,742	49,702,744

There is no difference in diluted as compared to basic earnings per share as the impact would be antidilutive as a result of the net loss.